Income Tax (Tables)	9 Months Ended
Sep. 30, 2012
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The net taxation expense in the nine months ended September 30, 2012 compared to a net expense for the same period in 2011, constitutes the following:

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Charge for current taxation (1)	420	270
Charge for deferred taxation (2)	135	182
	555	452

Income from continuing operations before income tax and equity income in associates	1,450	1,619

(1) The higher current taxation in 2012 is mainly due to higher taxable income in Tanzania and South Africa, while 2011 was lower due to the utilization of tax losses.

(2) The lower deferred taxation in 2012 mainly relates to the reversal of timing differences from the utilization of tax losses in South Africa, deferred tax credits arising from a corporate restructuring of Serra Grande, partly offset by the taxation rate change in Ghana and deferred taxation benefits in 2011 in North America not being repeated in 2012.

Income Tax Uncertainties [Abstract]
Summary Of Income Tax Contingencies [Text Block]
Uncertain taxes

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:
	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Balance at beginning of period	78	52
Additions for tax positions identified in prior years	13	38
Reductions for tax positions identified in prior years	-	(3)
Translation	(2)	(9)
Balance at end of period	89	78

Unrecognized tax benefits are summarized as follows:

Recognized as a reduction of deferred tax assets	37	29
Recognized in other non-current liabilities	52	49
Balance at end of period (1)	89	78

(1) Unrecognized tax benefits which, if recognized, would affect the Company's effective tax rate.

	(in US Dollars, millions)
The Company’s continuing practice is to recognize interest and penalties related to unrecognized tax benefits as part of its income tax expense. For the nine months ended and as at September 30, 2012, interest recognized and interest accrued amounted to:

Interest recognized during the nine months ended September 30, 2012		2
Interest accrued as at September 30, 2012		13